Stockholders' Equity - Equity Incentive Plans - Stock-based compensation expense (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation expense
Total unrecognized stock-based compensation related to unvested stock option awards granted	$ 14,800		$ 100
Period for recognition of unrecognized stock-based compensation related to unvested stock option awards granted	3 years 6 months		1 year 1 month 6 days
Total stock-based compensation expense	$ 2,240	$ 37	$ 69	$ 93
Research and development
Stock-based compensation expense
Total stock-based compensation expense	538	23	45	44
General and administrative
Stock-based compensation expense
Total stock-based compensation expense	$ 1,702	$ 14	$ 24	$ 49